Interest Expense and Finance Cost	12 Months Ended
Dec. 31, 2022
Interest Expense And Finance Cost
Interest Expense and Finance Cost

NOTE 18: INTEREST EXPENSE AND FINANCE COST

Interest expense and finance cost consisted of the following:

	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Interest expense	$60,573	$61,937	$46,553
Amortization and write-off of deferred financing costs	3,980	3,378	2,626
Other	127	84	(13)
Interest expense and financing cost	$64,680	$65,399	$49,166